UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Brian Harding 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2019

Date of reporting period: June 30, 2019

ICON Consumer Discretionary Fund

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.48%)
Apparel Retail (4.00%)
TJX Cos., Inc.	15,602	$825,034

Apparel, Accessories & Luxury Goods (14.19%)
Columbia Sportswear Co.	8,300	831,328
Lululemon Athletica, Inc.(a)	5,900	1,063,239
VF Corp.	11,800	1,030,730
		2,925,297
Automotive Retail (2.87%)
O’Reilly Automotive, Inc.(a)	1,600	590,912

Broadcasting (3.90%)
CBS Corp., Class B	16,100	803,390

Cable & Satellite (3.92%)
Comcast Corp., Class A	19,100	807,548

Data Processing & Outsourced Services (3.08%)
Mastercard, Inc., Class A	2,400	634,872

Distributors (1.96%)
LKQ Corp.(a)	15,200	404,472

Footwear (5.13%)
NIKE, Inc., Class B	12,600	1,057,770

General Merchandise Stores (3.87%)
Dollar General Corp.	5,900	797,444

Home Furnishings (5.08%)
Mohawk Industries, Inc.(a)	7,100	1,047,037

Home Improvement Retail (4.07%)
Lowe’s Cos., Inc.	8,300	837,553

Homebuilding (9.02%)
Cavco Industries, Inc.(a)	5,400	850,716
LGI Homes, Inc.(a)(b)	14,100	1,007,163
		1,857,879
Hotels, Resorts & Cruise Lines (14.11%)
Carnival Corp.	19,012	885,008
Marriott Vacations Worldwide Corp.	10,800	1,041,120
Royal Caribbean Cruises, Ltd.	8,099	981,680
		2,907,808
Interactive Media & Services (3.67%)
Alphabet, Inc., Class C(a)	700	756,637
	Shares or Principal Amount	Value
Internet & Direct Marketing Retail (16.40%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	6,600	$1,118,370
Amazon.com, Inc.(a)	1,194	2,260,994
		3,379,364
Specialty Stores (4.21%)
Ulta Beauty, Inc.(a)	2,500	867,225

Total Common Stocks
(Cost $19,611,495)		20,500,242

Total Investments (99.48%)
(Cost $19,611,495)		$20,500,242

Other Assets Less Liabilities (0.52%)		106,849

Net Assets (100.00%)		$20,607,091

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2019.

Sector Composition (June 30, 2019) (Unaudited)
Consumer Discretionary	84.91%
Communication Services	11.49%
Information Technology	3.08%
99.48%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Internet & Direct Marketing Retail	16.40%
Apparel, Accessories & Luxury Goods	14.19%
Hotels, Resorts & Cruise Lines	14.11%
Homebuilding	9.02%
Footwear	5.13%
Home Furnishings	5.08%
Specialty Stores	4.21%
Home Improvement Retail	4.07%
Apparel Retail	4.00%
Cable & Satellite	3.92%
Broadcasting	3.90%
General Merchandise Stores	3.87%
Interactive Media & Services	3.67%
Data Processing & Outsourced Services	3.08%
Automotive Retail	2.87%
Distributors	1.96%
99.48%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.30%)
Apparel, Accessories & Luxury Goods (4.45%)
VF Corp.	6,100	$532,835

Brewers (4.21%)
Anheuser-Busch InBev SA/NV, Sponsored ADR(a)	5,700	504,507

Distillers & Vintners (9.40%)
Diageo PLC, Sponsored ADR	2,800	482,496
MGP Ingredients, Inc.(a)	9,700	643,207
		1,125,703
Food Distributors (2.95%)
Sysco Corp.	5,000	353,600

Footwear (2.52%)
NIKE, Inc., Class B	3,600	302,220

General Merchandise Stores (4.70%)
Dollar General Corp.	2,100	283,836
Dollar Tree, Inc.(b)	2,600	279,214
		563,050
Household Products (3.48%)
Kimberly-Clark Corp.	1,900	253,232
Procter & Gamble Co.	1,500	164,475
		417,707
Internet & Direct Marketing Retail (6.76%)
Amazon.com, Inc.(b)	200	378,726
eBay, Inc.	3,500	138,250
Expedia, Inc.	2,200	292,666
		809,642
Packaged Foods & Meats (24.59%)
Calavo Growers, Inc.	4,400	425,656
General Mills, Inc.	5,700	299,364
J.M. Smucker Co.	3,400	391,646
Nestle SA, Sponsored ADR	3,000	310,200
Pilgrim’s Pride Corp.(b)	22,200	563,658
Post Holdings, Inc.(b)	4,600	478,262
Tyson Foods, Inc., Class A	5,900	476,366
		2,945,152
Personal Products (12.94%)
Estee Lauder Cos., Inc., Class A, Class A	2,100	384,531
Medifast, Inc.(a)	4,400	564,520
Unilever PLC, Sponsored ADR	9,700	601,109
		1,550,160
Soft Drinks (10.73%)
Coca-Cola Co.	3,900	198,588
Coca-Cola European Partners PLC	8,400	474,600
	Shares or Principal Amount	Value
Soft Drinks (continued)
Keurig Dr Pepper, Inc.(a)	21,196	$612,564
		1,285,752
Tobacco (11.57%)
Altria Group, Inc.	9,400	445,090
British American Tobacco PLC, Sponsored ADR	13,000	453,310
Philip Morris International, Inc.	6,200	486,886
		1,385,286
Total Common Stocks
(Cost $11,715,878)		11,775,614

Collateral for Securities on Loan (5.38%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.36%	645,050	645,050

Total Collateral for Securities on Loan
(Cost $645,050)		645,050

Total Investments (103.68%)
(Cost $12,360,928)		$12,420,664

Liabilities Less Other Assets (-3.68%)		(440,970)

Net Assets (100.00%)		$11,979,694

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2019.
(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (June 30, 2019) (Unaudited)
Consumer Staples	79.87%
Consumer Discretionary	18.43%
98.30%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Packaged Foods & Meats	24.59%
Personal Products	12.94%
Tobacco	11.57%
Soft Drinks	10.73%
Distillers & Vintners	9.40%
Internet & Direct Marketing Retail	6.76%
General Merchandise Stores	4.70%
Apparel, Accessories & Luxury Goods	4.45%
Brewers	4.21%
Household Products	3.48%
Food Distributors	2.95%
Footwear	2.52%
98.30%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.02%)
Commodity Chemicals (2.97%)
Cabot Corp.	72,300	$3,449,433

Integrated Oil & Gas (29.47%)
Chevron Corp.	155,500	19,350,420
Exxon Mobil Corp.	194,400	14,896,872
		34,247,292
Marine (2.87%)
Kirby Corp.(a)	42,200	3,333,800

Oil & Gas Equipment & Services (12.50%)
Baker Hughes a GE Co.(b)	213,600	5,260,968
Schlumberger, Ltd.	147,400	5,857,676
Solaris Oilfield Infrastructure, Inc., Class A	140,300	2,101,694
Tenaris S.A., ADR	49,700	1,307,607
		14,527,945
Oil & Gas Exploration & Production (32.04%)
Bonanza Creek Energy, Inc.(a)	80,500	1,680,840
Callon Petroleum Co.(a)(b)	401,400	2,645,226
Carrizo Oil & Gas, Inc.(a)(b)	129,800	1,300,596
Cimarex Energy Co.	52,000	3,085,160
ConocoPhillips	74,800	4,562,800
Diamondback Energy, Inc.	84,661	9,225,509
EOG Resources, Inc.	68,400	6,372,144
Matador Resources Co.(a)(b)	65,300	1,298,164
Parsley Energy, Inc., Class A(a)	160,700	3,054,907
Pioneer Natural Resources Co.	26,100	4,015,746
		37,241,092
Oil & Gas Refining & Marketing (13.49%)
HollyFrontier Corp.	29,700	1,374,516
Marathon Petroleum Corp.	80,300	4,487,164
Phillips 66	55,200	5,163,408
Valero Energy Corp.	54,400	4,657,184
		15,682,272
Specialty Chemicals (3.35%)
WR Grace & Co.	51,200	3,896,832
	Shares or Principal Amount	Value
Steel (3.33%)
Carpenter Technology Corp.	80,700	$3,871,986

Total Common Stocks
(Cost $118,806,178)		116,250,652

Total Investments (100.02%)
(Cost $118,806,178)		$116,250,652

Liabilities Less Other Assets (-0.02%)		(20,507)

Net Assets (100.00%)		$116,230,145

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2019.

ADR - American Depositary Receipt

Sector Composition (June 30, 2019) (Unaudited)
Energy	87.50%
Materials	9.65%
Industrials	2.87%
100.02%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Oil & Gas Exploration & Production	32.04%
Integrated Oil & Gas	29.47%
Oil & Gas Refining & Marketing	13.49%
Oil & Gas Equipment & Services	12.50%
Specialty Chemicals	3.35%
Steel	3.33%
Commodity Chemicals	2.97%
Marine	2.87%
100.02%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.62%)
Consumer Finance (13.26%)
Ally Financial, Inc.	27,400	$849,126
American Express Co.	10,700	1,320,808
Capital One Financial Corp.	4,100	372,034
Discover Financial Services	16,298	1,264,562
Encore Capital Group, Inc.(a)(b)	21,900	741,753
Navient Corp.	34,000	464,100
		5,012,383
Data Processing & Outsourced Services (10.33%)
Euronet Worldwide, Inc.(a)	4,700	790,728
Global Payments, Inc.	5,200	832,676
Mastercard, Inc., Class A	4,300	1,137,479
Visa, Inc., Class A	6,600	1,145,430
		3,906,313
Diversified Banks (38.81%)
Bank of America Corp.	143,900	4,173,100
Citigroup, Inc.	44,100	3,088,323
JPMorgan Chase & Co.	41,200	4,606,160
U.S. Bancorp	36,300	1,902,120
Wells Fargo & Co.	19,000	899,080
		14,668,783
Investment Banking & Brokerage (6.40%)
Goldman Sachs Group, Inc.	5,600	1,145,760
Morgan Stanley	29,100	1,274,871
		2,420,631
Life & Health Insurance (7.99%)
CNO Financial Group, Inc.	55,200	920,736
Lincoln National Corp.	18,100	1,166,545
Prudential Financial, Inc.	9,200	929,200
		3,016,481
Multi-line Insurance (4.54%)
Assurant, Inc.	4,400	468,072
Hartford Financial Services Group, Inc.	22,400	1,248,128
		1,716,200
Other Diversified Financial Services (3.38%)
Voya Financial, Inc.	23,100	1,277,430

Property & Casualty Insurance (2.30%)
Arch Capital Group, Ltd.(a)	23,500	871,380

Regional Banks (8.72%)
Citizens Financial Group, Inc.	18,900	668,304
East West Bancorp, Inc.	14,100	659,457
KeyCorp	34,400	610,600
Synovus Financial Corp.	16,600	581,000
Webster Financial Corp.	16,200	773,874
		3,293,235
	Shares or Principal Amount	Value
Thrifts & Mortgage Finance (3.89%)
Axos Financial, Inc.(a)	27,600	$752,100
Essent Group, Ltd.(a)	15,300	718,947
		1,471,047
Total Common Stocks
(Cost $31,574,420)		37,653,883

Total Investments (99.62%)
(Cost $31,574,420)		$37,653,883

Other Assets Less Liabilities (0.38%)		144,609

Net Assets (100.00%)		$37,798,492

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2019.

Sector Composition (June 30, 2019) (Unaudited)
Financials	89.29%
Information Technology	10.33%
99.62%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Diversified Banks	38.81%
Consumer Finance	13.26%
Data Processing & Outsourced Services	10.33%
Regional Banks	8.72%
Life & Health Insurance	7.99%
Investment Banking & Brokerage	6.40%
Multi-line Insurance	4.54%
Thrifts & Mortgage Finance	3.89%
Other Diversified Financial Services	3.38%
Property & Casualty Insurance	2.30%
99.62%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.15%)
Biotechnology (7.09%)
AbbVie, Inc.	21,600	$1,570,752
Alexion Pharmaceuticals, Inc.(a)	16,081	2,106,289
Regeneron Pharmaceuticals, Inc.(a)	3,000	939,000
		4,616,041
Health Care Equipment (4.98%)
Becton Dickinson and Co.	5,931	1,494,671
Edwards Lifesciences Corp.(a)	3,700	683,538
Teleflex, Inc.	3,200	1,059,680
		3,237,889
Health Care Services (9.41%)
Cigna Corp.	16,278	2,564,599
DaVita, Inc.(a)	19,700	1,108,322
MEDNAX, Inc.(a)	33,600	847,728
Premier, Inc., Class A(a)	41,132	1,608,672
		6,129,321
Life & Health Insurance (6.05%)
CNO Financial Group, Inc.	62,200	1,037,496
Lincoln National Corp.	24,500	1,579,025
Prudential Financial, Inc.	13,000	1,313,000
		3,929,521
Life Sciences Tools & Services (11.70%)
IQVIA Holdings, Inc.(a)	10,538	1,695,564
PerkinElmer, Inc.	15,100	1,454,734
PRA Health Sciences, Inc.(a)	15,100	1,497,165
Thermo Fisher Scientific, Inc.	10,082	2,960,882
		7,608,345
Managed Health Care (23.38%)
Anthem, Inc.	9,100	2,568,111
Centene Corp.(a)	44,822	2,350,466
HealthEquity, Inc.(a)	18,400	1,203,360
Humana, Inc.	6,000	1,591,800
UnitedHealth Group, Inc.	20,300	4,953,403
WellCare Health Plans, Inc.(a)	8,901	2,537,408
		15,204,548
Pharmaceuticals (36.54%)
Allergan PLC	12,200	2,042,646
Amneal Pharmaceuticals, Inc.(a)	128,042	918,061
Bristol-Myers Squibb Co.	40,893	1,854,498
Corcept Therapeutics, Inc.(a)(b)	62,000	691,300
Eli Lilly & Co.	33,100	3,667,149
Jazz Pharmaceuticals PLC(a)	14,362	2,047,447
Merck & Co., Inc.	69,188	5,801,414
Mylan NV(a)	56,000	1,066,240
Supernus Pharmaceuticals, Inc.(a)	68,774	2,275,732
	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Zoetis, Inc.	29,988	$3,403,338
		23,767,825
Total Common Stocks
(Cost $60,975,143)		64,493,490

Total Investments (99.15%)
(Cost $60,975,143)		$64,493,490

Other Assets Less Liabilities (0.85%)		552,651

Net Assets (100.00%)		$65,046,141

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2019.

Sector Composition (June 30, 2019) (Unaudited)
Health Care	93.10%
Financials	6.05%
99.15%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Pharmaceuticals	36.54%
Managed Health Care	23.38%
Life Sciences Tools & Services	11.70%
Health Care Services	9.41%
Biotechnology	7.09%
Life & Health Insurance	6.05%
Health Care Equipment	4.98%
99.15%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.62%)
Aerospace & Defense (29.38%)
Boeing Co.	1,380	$502,334
Curtiss-Wright Corp.	2,900	368,677
Lockheed Martin Corp.	1,850	672,549
Northrop Grumman Corp.	2,200	710,842
Raytheon Co.	3,250	565,110
Spirit AeroSystems Holdings, Inc., Class A	6,000	488,220
Textron, Inc.	6,400	339,456
		3,647,188
Air Freight & Logistics (6.88%)
FedEx Corp.	1,050	172,399
Forward Air Corp.	6,100	360,815
United Parcel Service, Inc., Class B	3,100	320,137
		853,351
Building Products (16.92%)
AO Smith Corp.	8,000	377,280
Armstrong World Industries, Inc.	4,000	388,800
Fortune Brands Home & Security, Inc.	7,100	405,623
Masco Corp.	13,000	510,120
PGT Innovations, Inc.(a)	25,000	418,000
		2,099,823
Construction & Engineering (7.28%)
Jacobs Engineering Group, Inc.	4,600	388,194
MasTec, Inc.(a)	10,000	515,300
		903,494
Construction Machinery & Heavy Trucks (5.67%)
Allison Transmission Holdings, Inc.	5,000	231,750
Cummins, Inc.	2,750	471,185
		702,935
Electrical Components & Equipment (3.02%)
Eaton Corp. PLC	4,500	374,760

Industrial Machinery (4.66%)
Altra Industrial Motion Corp.	11,000	394,680
Ingersoll-Rand PLC	1,450	183,672
		578,352
Railroads (16.33%)
Canadian Pacific Railway, Ltd.	2,500	588,100
CSX Corp.	6,850	529,984
Kansas City Southern	4,400	536,008
Union Pacific Corp.	2,200	372,042
		2,026,134
Trading Companies & Distributors (9.48%)
Air Lease Corp.	12,906	533,534
Herc Holdings, Inc.(a)	7,100	325,393
	Shares or Principal Amount	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.(a)	2,400	$318,312
		1,177,239
Total Common Stocks
(Cost $10,772,644)		12,363,276

Total Investments (99.62%)
(Cost $10,772,644)		$12,363,276

Other Assets Less Liabilities (0.38%)		47,141

Net Assets (100.00%)		$12,410,417

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (June 30, 2019) (Unaudited)
Industrials	99.62%
99.62%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Aerospace & Defense	29.38%
Building Products	16.92%
Railroads	16.33%
Trading Companies & Distributors	9.48%
Construction & Engineering	7.28%
Air Freight & Logistics	6.88%
Construction Machinery & Heavy Trucks	5.67%
Industrial Machinery	4.66%
Electrical Components & Equipment	3.02%
99.62%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.17%)
Aerospace & Defense (4.40%)
Lockheed Martin Corp.	4,700	$1,708,638
Northrop Grumman Corp.	2,500	807,775
		2,516,413
Application Software (8.22%)
Adobe, Inc.(a)	10,100	2,975,965
CDK Global, Inc.	11,700	578,448
Globant SA(a)	11,400	1,151,970
		4,706,383
Communications Equipment (3.01%)
Cisco Systems, Inc.	31,500	1,723,995

Data Processing & Outsourced Services (28.06%)
Alliance Data Systems Corp.	8,300	1,163,079
Automatic Data Processing, Inc.	13,500	2,231,955
Euronet Worldwide, Inc.(a)	13,700	2,304,888
Genpact, Ltd.	16,100	613,249
Global Payments, Inc.	14,000	2,241,820
Mastercard, Inc., Class A	9,500	2,513,035
Total System Services, Inc.	13,200	1,693,164
Visa, Inc., Class A	18,980	3,293,979
		16,055,169
Electrical Components & Equipment (3.57%)
Eaton Corp. PLC	12,300	1,024,344
Hubbell, Inc.	7,800	1,017,120
		2,041,464
Electronic Components (6.20%)
Corning, Inc.	31,600	1,050,068
II-VI, Inc.(a)(b)	68,200	2,493,392
		3,543,460
Electronic Manufacturing Services (2.40%)
TE Connectivity, Ltd.	14,300	1,369,654

Internet & Direct Marketing Retail (3.64%)
Amazon.com, Inc.(a)	1,100	2,082,993

IT Consulting & Other Services (9.66%)
Booz Allen Hamilton Holding Corp.	33,500	2,218,035
Cognizant Technology Solutions Corp., Class A	18,700	1,185,393
Perficient, Inc.(a)	61,900	2,124,408
		5,527,836
Semiconductor Equipment (2.03%)
Applied Materials, Inc.	14,100	633,231
Cabot Microelectronics Corp.	4,800	528,384
		1,161,615
Semiconductors (6.56%)
Diodes, Inc.(a)	21,000	763,770
	Shares or Principal Amount	Value
Semiconductors (continued)
Intel Corp.	18,400	$880,808
NXP Semiconductors NV	10,800	1,054,188
Skyworks Solutions, Inc.	13,600	1,050,872
		3,749,638
Systems Software (10.33%)
Microsoft Corp.	44,100	5,907,636

Technology Distributors (4.77%)
ScanSource, Inc.(a)	44,700	1,455,432
SYNNEX Corp.	12,900	1,269,360
		2,724,792
Technology Hardware, Storage & Peripherals (7.32%)
Apple, Inc.	18,600	3,681,312
Super Micro Computer, Inc.(a)	26,100	505,035
		4,186,347
Total Common Stocks
(Cost $46,230,087)		57,297,395

Total Investments (100.17%)
(Cost $46,230,087)		$57,297,395

Liabilities Less Other Assets (-0.17%)		(99,158)

Net Assets (100.00%)		$57,198,237

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2019.

Sector Composition (June 30, 2019) (Unaudited)
Information Technology	88.56%
Industrials	7.97%
Consumer Discretionary	3.64%
100.17%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Data Processing & Outsourced Services	28.06%
Systems Software	10.33%
IT Consulting & Other Services	9.66%
Application Software	8.22%
Technology Hardware, Storage & Peripherals	7.32%
Semiconductors	6.56%
Electronic Components	6.20%
Technology Distributors	4.77%
Aerospace & Defense	4.40%
Internet & Direct Marketing Retail	3.64%
Electrical Components & Equipment	3.57%
Communications Equipment	3.01%
Electronic Manufacturing Services	2.40%
Semiconductor Equipment	2.03%
100.17%

Percentages are based upon common stocks as a percentage of net assets.

ICON Natural Resources Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.36%)
Aerospace & Defense (9.87%)
Boeing Co.	3,700	$1,346,837
Lockheed Martin Corp.	3,900	1,417,806
Northrop Grumman Corp.	4,900	1,583,239
Raytheon Co.	8,400	1,460,592
		5,808,474
Building Products (7.92%)
Armstrong World Industries, Inc.	23,800	2,313,360
Masco Corp.	59,800	2,346,552
		4,659,912
Commodity Chemicals (3.60%)
Koppers Holdings, Inc.(a)	72,171	2,118,941

Construction & Engineering (4.06%)
MasTec, Inc.(a)	46,395	2,390,734

Construction Materials (8.30%)
Eagle Materials, Inc.	26,100	2,419,470
Martin Marietta Materials, Inc.	10,700	2,462,177
		4,881,647
Diversified Chemicals (5.97%)
Eastman Chemical Co.	22,400	1,743,392
Huntsman Corp.	86,700	1,772,148
		3,515,540
Industrial Machinery (5.72%)
Ingersoll-Rand PLC	17,600	2,229,392
Mueller Water Products, Inc., Class A	115,900	1,138,138
		3,367,530
Integrated Oil & Gas (6.06%)
Chevron Corp.	14,700	1,829,268
Royal Dutch Shell PLC, Class A, Sponsored ADR	26,700	1,737,369
		3,566,637
Oil & Gas Exploration & Production (15.53%)
Diamondback Energy, Inc.	15,700	1,710,829
EOG Resources, Inc.	31,000	2,887,960
Parsley Energy, Inc., Class A(a)	60,500	1,150,105
Pioneer Natural Resources Co.	22,000	3,384,920
		9,133,814
Oil & Gas Refining & Marketing (2.94%)
Marathon Petroleum Corp.	31,000	1,732,280

Paper Packaging (6.65%)
Avery Dennison Corp.	21,800	2,521,824
DS Smith PLC	123,000	567,432
International Paper Co.	19,000	823,080
		3,912,336
	Shares or Principal Amount	Value
Paper Products (4.24%)
Mercer International, Inc.	121,300	$1,876,511
Mondi PLC	27,000	614,524
		2,491,035
Railroads (6.85%)
CSX Corp.	22,100	1,709,877
Union Pacific Corp.	13,700	2,316,807
		4,026,684
Specialty Chemicals (9.65%)
RPM International, Inc.	28,200	1,723,302
Sherwin-Williams Co.	4,200	1,924,818
WR Grace & Co.	26,700	2,032,137
		5,680,257
Total Common Stocks
(Cost $57,600,056)		57,285,821

Total Investments (97.36%)
(Cost $57,600,056)		$57,285,821

Other Assets Less Liabilities (2.64%)		1,550,447

Net Assets (100.00%)		$58,836,268

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (June 30, 2019) (Unaudited)
Materials	38.41%
Industrials	34.42%
Energy	24.53%
97.36%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Oil & Gas Exploration & Production	15.53%
Aerospace & Defense	9.87%
Specialty Chemicals	9.65%
Construction Materials	8.30%
Building Products	7.92%
Railroads	6.85%
Paper Packaging	6.65%
Integrated Oil & Gas	6.06%
Diversified Chemicals	5.97%
Industrial Machinery	5.72%
Paper Products	4.24%
Construction & Engineering	4.06%
Commodity Chemicals	3.60%
Oil & Gas Refining & Marketing	2.94%
97.36%

Percentages are based upon common stocks as a percentage of net assets.

Country Composition (June 30, 2019) (Unaudited)
United States	89.21%
Canada	3.19%
Netherlands	2.95%
United Kingdom	2.01%
97.36%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.59%)
Electric Utilities (34.09%)
Duke Energy Corp.	25,800	$2,276,592
Edison International	35,000	2,359,350
Evergy, Inc.	42,300	2,544,345
NextEra Energy, Inc.	10,600	2,171,516
OGE Energy Corp.	23,600	1,004,416
Pinnacle West Capital Corp.	17,900	1,684,211
PPL Corp.	42,100	1,305,521
Xcel Energy, Inc.	36,500	2,171,385
		15,517,336
Electrical Components & Equipment (6.23%)
Eaton Corp. PLC	14,000	1,165,920
Emerson Electric Co.	13,900	927,408
Hubbell, Inc.	5,700	743,280
		2,836,608
Gas Utilities (3.61%)
National Fuel Gas Co.(a)	31,200	1,645,800

Independent Power Producers & Energy Traders (1.45%)
AES Corp.	39,500	662,020

Integrated Oil & Gas (2.26%)
Chevron Corp.	3,500	435,540
Exxon Mobil Corp.	7,700	590,051
		1,025,591
Integrated Telecommunication Services (1.20%)
BCE, Inc.	12,000	545,760

Multi-Utilities (41.27%)
Ameren Corp.	25,900	1,945,349
CenterPoint Energy, Inc.	80,300	2,298,989
Consolidated Edison, Inc.	24,600	2,156,928
Dominion Energy, Inc.	28,100	2,172,692
DTE Energy Co.	17,300	2,212,324
MDU Resources Group, Inc.	85,000	2,193,000
NiSource, Inc.	56,700	1,632,960
Public Service Enterprise Group, Inc.	33,600	1,976,352
Sempra Energy	16,000	2,199,040
		18,787,634
Oil & Gas Exploration & Production (0.87%)
Cimarex Energy Co.	6,700	397,511

Railroads (1.75%)
Union Pacific Corp.	4,700	794,817

Water Utilities (5.86%)
American Water Works Co., Inc.	11,300	1,310,800
	Shares or Principal Amount	Value
Water Utilities (continued)
Consolidated Water Co., Ltd.	95,205	$1,357,623
		2,668,423
Total Common Stocks
(Cost $41,216,138)		44,881,500

Total Investments (98.59%)
(Cost $41,216,138)		$44,881,500

Other Assets Less Liabilities (1.41%)		643,208

Net Assets (100.00%)		$45,524,708

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2019.

Sector Composition (June 30, 2019) (Unaudited)
Utilities	86.28%
Industrials	7.98%
Energy	3.13%
Communication Services	1.20%
98.59%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Multi-Utilities	41.27%
Electric Utilities	34.09%
Electrical Components & Equipment	6.23%
Water Utilities	5.86%
Gas Utilities	3.61%
Integrated Oil & Gas	2.26%
Railroads	1.75%
Independent Power Producers & Energy Traders	1.45%
Integrated Telecommunication Services	1.20%
Oil & Gas Exploration & Production	0.87%
98.59%

Percentages are based upon common stocks as a percentage of net assets.

ICON Emerging Markets Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (85.99%)
Brewers (6.54%)
China Resources Beer Holdings Co., Ltd.	357,200	$1,696,995
Tsingtao Brewery Co., Ltd., Class H	259,500	1,653,463
		3,350,458
Cable & Satellite (0.04%)
MultiChoice Group, Ltd.(a)	2,000	19,001

Construction Materials (2.91%)
China Resources Cement Holdings, Ltd.	454,000	439,542
Siam Cement PCL	68,168	1,049,233
		1,488,775
Diversified Banks (22.52%)
Agricultural Bank of China, Ltd., Class H	3,364,000	1,407,926
Akbank T.A.S.(a)	250,000	295,879
Bank of China, Ltd., Class H	3,462,000	1,460,857
Bank of Georgia Group PLC	40,000	762,677
China Construction Bank Corp., Class H	1,750,000	1,508,507
Grupo Financiero Banorte SAB de CV, Class O	194,108	1,127,407
Industrial & Commercial Bank of China, Ltd., Class H	1,052,000	767,877
Industrial Bank of Korea	52,000	633,099
OTP Bank Nyrt	18,000	716,785
Sberbank of Russia PJSC, Sponsored ADR	88,000	1,344,640
Shinhan Financial Group Co., Ltd.	28,000	1,089,034
Turkiye Garanti Bankasi AS(a)	260,000	408,273
		11,522,961
Diversified Real Estate Activity (1.47%)
Ayala Land, Inc.	760,000	753,989

Electric Utilities (1.80%)
Power Grid Corp. of India, Ltd.	308,000	923,357

Gas Utilities (2.06%)
GAIL India, Ltd.	233,000	1,052,745

Independent Power Producers & Energy Traders (2.80%)
Aboitiz Power Corp.	642,000	436,145
Electricity Generating PCL	94,000	996,169
		1,432,314
Industrial Machinery (2.24%)
China Conch Venture Holdings, Ltd.	324,000	1,144,759

Integrated Oil & Gas (9.24%)
Gazprom PJSC, Sponsored ADR	178,000	1,304,028
MOL Hungarian Oil & Gas PLC	106,000	1,176,724
Oil & Natural Gas Corp., Ltd.	326,000	792,276

	Shares or Principal Amount	Value
Integrated Oil & Gas (continued)
Rosneft Oil Co. PJSC, GDR	222,000	$1,456,657
		4,729,685
Interactive Media & Services (7.02%)
Momo, Inc., Sponsored ADR	14,000	501,200
Tencent Holdings, Ltd.	31,545	1,427,077
Yandex NV, Class A(a)	31,976	1,215,088
YY, Inc., ADR(a)	6,500	452,985
		3,596,350
Internet & Direct Marketing Retail (5.58%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	11,500	1,948,675
JD.com, Inc., ADR(a)	14,000	424,060
Naspers, Ltd., Class N	2,000	484,101
		2,856,836
IT Consulting & Other Services (1.57%)
HCL Technologies, Ltd.	25,657	395,796
Infosys, Ltd.	38,488	410,767
		806,563
Life & Health Insurance (0.88%)
Samsung Life Insurance Co., Ltd.	6,200	449,244

Multi-line Insurance (3.30%)
Sul America SA	172,725	1,689,488

Oil & Gas Exploration & Production (2.96%)
Diamondback Energy, Inc.	7,296	795,045
Pioneer Natural Resources Co.	4,700	723,142
		1,518,187
Oil & Gas Refining & Marketing (1.05%)
Motor Oil Hellas Corinth Refineries SA	21,000	537,280

Oil & Gas Storage & Transportation (3.30%)
Kunlun Energy Co., Ltd.	1,138,000	993,621
Petronet LNG, Ltd.	196,000	695,902
		1,689,523
Paper Packaging (0.49%)
DS Smith PLC	54,000	249,117

Paper Products (0.53%)
Mondi PLC	12,000	273,122

Real Estate Development (2.64%)
LSR Group PJSC, GDR	200,000	515,392
Megaworld Corp.	7,023,000	836,153
		1,351,545
Regional Banks (2.25%)
Regional SAB de CV	223,800	1,152,829

	Shares or Principal Amount	Value
Semiconductors (0.75%)
Taiwan Semiconductor Manufacturing Co., Ltd.	50,000	$382,419

Technology Hardware, Storage & Peripherals (0.60%)
Samsung Electronics Co., Ltd.	7,500	305,403

Water Utilities (1.45%)
TTW PCL	1,599,400	740,572

Total Common Stocks
(Cost $41,512,310)		44,016,522

Preferred Stocks (2.13%)
Integrated Oil & Gas (0.81%)
Petroleo Brasileiro SA	58,000	412,198

Integrated Telecommunication Services (1.32%)
Telefonica Brasil SA	52,000	678,311

Total Preferred Stocks
(Cost $1,087,552)		1,090,509

Exchange Traded Funds (8.92%)
iShares® China Large-Cap ETF	50,185	2,146,412
iShares® MSCI Brazil ETF	23,997	1,049,149
Invesco China Small Cap ETF	13,453	343,859
ProShares® Ultra Basic Materials(b)	17,231	1,027,657

Total Exchange Traded Funds
(Cost $4,364,430)		4,567,077

Collateral for Securities on Loan (0.16%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.36%	84,350	84,350

Total Collateral for Securities on Loan
(Cost $84,350)		84,350

Total Investments (97.20%)
(Cost $47,048,642)		$49,758,458

Other Assets Less Liabilities (2.80%)		1,433,123

Net Assets (100.00%)		$51,191,581

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2019.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Country Composition (June 30, 2019) (Unaudited)
China	24.81%
Russia	11.40%
India	8.34%
Hong Kong	6.11%
Thailand	5.45%
Brazil	5.43%
South Korea	4.85%
Mexico	4.45%
Philippines	3.95%
Hungary	3.70%
United States	2.96%
Georgia	1.49%
Turkey	1.38%
Greece	1.05%
United Kingdom	1.02%
South Africa	0.98%
Taiwan	0.75%
88.12%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (June 30, 2019) (Unaudited)
Financials	28.95%
Energy	17.36%
Communication Services	8.38%
Utilities	8.11%
Consumer Staples	6.54%
Consumer Discretionary	5.58%
Real Estate	4.11%
Materials	3.93%
Information Technology	2.92%
Industrials	2.24%
88.12%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Diversified Banks	22.52%
Integrated Oil & Gas	10.05%
Interactive Media & Services	7.02%
Brewers	6.54%
Internet & Direct Marketing Retail	5.58%
Multi-line Insurance	3.30%
Oil & Gas Storage & Transportation	3.30%
Oil & Gas Exploration & Production	2.96%
Construction Materials	2.91%
Independent Power Producers & Energy Traders	2.80%
Real Estate Development	2.64%
Regional Banks	2.25%
Industrial Machinery	2.24%
Gas Utilities	2.06%
Electric Utilities	1.80%
IT Consulting & Other Services	1.57%
Diversified Real Estate Activities	1.47%
Water Utilities	1.45%
Integrated Telecommunication Services	1.32%
Oil & Gas Refining & Marketing	1.05%
Other Industries (each less than 1%)	3.29%
88.12%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (93.74%)
Aerospace & Defense (1.43%)
Airbus SE	3,500	$495,326

Application Software (0.71%)
Open Text Corp.	6,000	247,597

Biotechnology (1.06%)
Alexion Pharmaceuticals, Inc.(a)	2,800	366,744

Building Products (0.80%)
Tyman PLC	90,264	277,838

Commodity Chemicals (1.62%)
Indorama Ventures PCL	100,000	153,257
Kumho Petrochemical Co., Ltd.	2,400	202,672
PTT Global Chemical PCL	100,000	208,690
		564,619
Diversified Banks (14.83%)
ABN AMRO Bank NV	7,200	154,062
Agricultural Bank of China, Ltd., Class H	500,000	209,264
Banco Santander SA	115,000	532,985
Bank of China, Ltd., Class H	1,060,000	447,287
BNP Paribas SA	6,200	293,913
DNB ASA	7,700	143,479
Grupo Financiero Banorte SAB de CV, Class O	25,591	148,636
HSBC Holdings PLC	35,000	292,119
ING Groep NV	19,600	227,041
KB Financial Group, Inc.	2,700	107,026
Lloyds Banking Group PLC	286,000	205,411
OTP Bank Nyrt	8,000	318,571
Oversea-Chinese Banking Corp., Ltd.	48,000	404,890
Sberbank of Russia PJSC, Sponsored ADR	42,000	641,760
Shinhan Financial Group Co., Ltd.	3,200	124,461
Toronto-Dominion Bank	6,100	356,437
UniCredit SpA	43,584	536,468
		5,143,810
Diversified Chemicals (1.40%)
BASF SE	5,000	363,746
Sumitomo Chemical Co., Ltd.	26,000	121,065
		484,811
Electric Utilities (5.20%)
CK Infrastructure Holdings, Ltd.	74,000	603,122
Enel SpA	101,600	708,736
Iberdrola SA	21,800	217,045
Kansai Electric Power Co., Inc.	24,000	275,121
		1,804,024
	Shares or Principal Amount	Value
Gas Utilities (2.16%)
Beijing Enterprises Holdings, Ltd.	52,000	$264,328
GAIL India, Ltd.	57,400	259,346
Rubis SCA	4,000	225,218
		748,892
Health Care Services (0.77%)
Cigna Corp.	1,700	267,835

Independent Power Producers & Energy Traders (2.96%)
Aboitiz Power Corp.	290,000	197,012
Electric Power Development Co., Ltd.	12,200	277,626
Electricity Generating PCL	52,000	551,072
		1,025,710
Industrial Machinery (0.51%)
China Conch Venture Holdings, Ltd.	50,000	176,660

Integrated Oil & Gas (12.01%)
BP PLC	65,000	452,840
Eni SpA	21,000	349,174
Gazprom PJSC, Sponsored ADR	33,000	241,758
LUKOIL PJSC, Sponsored ADR	1,200	100,825
MOL Hungarian Oil & Gas PLC	31,600	350,797
Oil & Natural Gas Corp., Ltd.	85,000	206,575
Repsol SA	19,400	304,441
Rosneft Oil Co. PJSC, GDR	75,700	496,707
Royal Dutch Shell PLC, Class B	27,000	884,701
TOTAL SA	13,800	774,094
		4,161,912
Integrated Telecommunication Services (1.97%)
Masmovil Ibercom SA(a)	30,600	681,987

Interactive Media & Services (1.77%)
Momo, Inc., Sponsored ADR	3,200	114,560
Tencent Holdings, Ltd.	7,000	316,676
Yandex NV, Class A(a)	4,800	182,400
		613,636
Internet & Direct Marketing Retail (0.73%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,500	254,175

Life & Health Insurance (1.24%)
NN Group NV	6,195	249,032
Prudential PLC	8,200	179,014
		428,046
Managed Health Care (1.58%)
Anthem, Inc.	1,000	282,210
UnitedHealth Group, Inc.	1,100	268,411
		550,621

	Shares or Principal Amount	Value
Multi-line Insurance (7.61%)
Allianz SE	4,500	$1,085,293
Assicurazioni Generali SpA	28,300	532,821
Aviva PLC	77,000	407,835
AXA SA	23,200	609,272
		2,635,221
Multi-Utilities (3.52%)
E.ON SE	34,000	368,904
Engie SA	17,000	257,779
National Grid PLC	31,800	338,148
Veolia Environnement SA	10,500	255,679
		1,220,510
Oil & Gas Exploration & Production (4.79%)
Diamondback Energy, Inc.	7,609	829,153
DNO ASA	88,000	160,190
Encana Corp., (ECA:CN)(b)	35,100	180,117
Pioneer Natural Resources Co.	3,200	492,352
		1,661,812
Oil & Gas Refining & Marketing (2.88%)
JXTG Holdings, Inc.	134,000	667,843
SK Innovation Co., Ltd.	2,400	330,816
		998,659
Oil & Gas Storage & Transportation (0.79%)
Kunlun Energy Co., Ltd.	314,000	274,163

Packaged Foods & Meats (1.69%)
Danone SA	6,900	584,238

Paper Packaging (2.84%)
DS Smith PLC	117,300	541,136
Rengo Co., Ltd.	55,000	442,806
		983,942
Paper Products (1.19%)
Oji Holdings Corp.	71,000	411,275

Pharmaceuticals (5.04%)
GlaxoSmithKline PLC	9,400	188,422
Merck & Co., Inc.	7,100	595,335
Roche Holding AG	3,000	843,564
Takeda Pharmaceutical Co., Ltd.	3,400	120,948
		1,748,269
Real Estate Development (1.18%)
Daiwa House Industry Co., Ltd.	14,000	409,090

Regional Banks (1.31%)
DGB Financial Group, Inc.	16,000	113,004
Regional SAB de CV	66,000	339,976
		452,980
Specialty Chemicals (1.85%)
Covestro AG(c)	4,500	229,093
Shin-Etsu Chemical Co., Ltd.	4,400	411,672
		640,765
	Shares or Principal Amount	Value
Tobacco (1.28%)
British American Tobacco PLC	12,700	$443,432

Trading Companies & Distributors (1.99%)
Ashtead Group PLC	24,100	690,497

Wireless Telecommunication Services (3.03%)
China Mobile, Ltd.	18,000	163,866
SoftBank Group Corp.	18,400	886,242
		1,050,108
Total Common Stocks
(Cost $35,057,738)		32,499,204

Exchange Traded Funds (3.84%)
iShares® China Large-Cap ETF	15,556	665,330
iShares® MSCI Brazil ETF	15,204	664,719

Total Exchange Traded Funds
(Cost $1,329,988)		1,330,049

Total Investments (97.58%)
(Cost $36,387,726)		$33,829,253

Other Assets Less Liabilities (2.42%)		838,109

Net Assets (100.00%)		$34,667,362

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2019.
(c)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2019, these securities had a total aggregate market value of $229,093.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Country Composition (June 30, 2019) (Unaudited)
United Kingdom	14.14%
Japan	11.62%
France	10.09%
United States	8.94%
Italy	6.14%
Germany	5.90%
Spain	5.02%
Russia	4.80%
China	4.37%
Hong Kong	3.76%
Thailand	2.63%
South Korea	2.53%
Switzerland	2.43%
Canada	2.26%
Hungary	1.93%
Netherlands	1.81%
Mexico	1.41%
India	1.35%
Singapore	1.17%
Norway	0.87%
Philippines	0.57%
93.74%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (June 30, 2019) (Unaudited)
Financials	24.99%
Energy	20.47%
Utilities	13.84%
Materials	8.90%
Health Care	8.45%
Communication Services	6.77%
Industrials	4.73%
Consumer Staples	2.97%
Real Estate	1.18%
Consumer Discretionary	0.73%
Information Technology	0.71%
93.74%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Diversified Banks	14.83%
Integrated Oil & Gas	12.01%
Multi-line Insurance	7.61%
Electric Utilities	5.20%
Pharmaceuticals	5.04%
Oil & Gas Exploration & Production	4.79%
Multi-Utilities	3.52%
Wireless Telecommunication Services	3.03%
Independent Power Producers & Energy Traders	2.96%
Oil & Gas Refining & Marketing	2.88%
Paper Packaging	2.84%
Gas Utilities	2.16%
Trading Companies & Distributors	1.99%
Integrated Telecommunication Services	1.97%
Specialty Chemicals	1.85%
Interactive Media & Services	1.77%
Packaged Foods & Meats	1.69%
Commodity Chemicals	1.62%
Managed Health Care	1.58%
Aerospace & Defense	1.43%
Diversified Chemicals	1.40%
Regional Banks	1.31%
Tobacco	1.28%
Life & Health Insurance	1.24%
Paper Products	1.19%
Diversified Real Estate Activities	1.18%
Biotechnology	1.06%
Other Industries (each less than 1%)	4.31%
93.74%

Percentages are based upon common stocks as a percentage of net assets.

ICON Equity Income Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (6.01%)
Communication Services (1.09%)
Clear Channel International BV
8.75%, 12/15/20(a)	$250,000	$255,625
CSC Holdings LLC
10.88%, 10/15/25(a)	350,000	401,408
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	250,000	254,375
		911,408
Consumer Discretionary (2.13%)
Foot Locker, Inc.
8.50%, 01/15/22	500,000	555,000
M/I Homes, Inc.
6.75%, 01/15/21	200,000	203,250
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	650,000	671,125
William Lyon Homes, Inc.
7.00%, 08/15/22	350,000	351,313
		1,780,688
Consumer Staples (0.74%)
Central Garden & Pet Co.
6.13%, 11/15/23	600,000	622,500

Energy (0.60%)
Antero Resources Corp.
5.38%, 11/01/21	250,000	246,875
Continental Resources, Inc.
5.00%, 09/15/22	250,000	251,961
		498,836
Health Care (0.25%)
Molina Healthcare, Inc.
5.38%, 11/15/22	200,000	208,000

Industrials (0.57%)
Air Canada
7.75%, 04/15/21(a)	200,000	215,600
RR Donnelley & Sons Co.
7.88%, 03/15/21	155,000	158,100
USG Corp.
5.50%, 03/01/25(a)	100,000	101,000
		474,700
Materials (0.39%)
First Quantum Minerals, Ltd.
7.00%, 02/15/21(a)	67,000	68,340
Freeport-McMoRan, Inc.
6.88%, 02/15/23	244,000	256,810
		325,150

	Shares or Principal Amount	Value
Telecommunication Services (0.24%)
Level 3 Parent LLC
5.75%, 12/01/22	$200,000	$201,750

Total Corporate Bonds
(Cost $5,011,588)		5,023,032

Common Stocks (89.62%)
Aerospace & Defense (4.55%)
Boeing Co.	2,200	800,822
Lockheed Martin Corp.	4,800	1,744,992
Raytheon Co.	7,200	1,251,936
		3,797,750
Apparel Retail (0.75%)
Foot Locker, Inc.	14,869	623,308

Apparel, Accessories & Luxury Goods (2.90%)
Kontoor Brands, Inc.(b)	2,528	70,835
Tapestry, Inc.	25,700	815,461
VF Corp.	17,700	1,546,095
		2,432,391
Auto Parts & Equipment (1.41%)
Magna International, Inc.	23,800	1,182,860

Broadcasting (1.03%)
CBS Corp., Class B	17,200	858,280

Building Products (2.06%)
Fortune Brands Home & Security, Inc.	30,200	1,725,326

Construction Machinery & Heavy Trucks (1.99%)
Cummins, Inc.	9,700	1,661,998

Consumer Finance (2.10%)
Navient Corp.	128,400	1,752,660

Diversified Banks (6.33%)
Bank of America Corp.	65,500	1,899,500
JPMorgan Chase & Co.	18,000	2,012,400
US Bancorp	26,300	1,378,120
		5,290,020
Diversified Chemicals (1.31%)
Eastman Chemical Co.	14,100	1,097,403

Electric Utilities (3.97%)
Avangrid, Inc.	24,400	1,232,200
Evergy, Inc.	14,500	872,175

	Shares or Principal Amount	Value
Electric Utilities (continued)
Otter Tail Corp.	23,100	$1,219,911
		3,324,286
Electrical Components & Equipment (1.78%)
Eaton Corp. PLC	17,900	1,490,712

Electronic Components (1.55%)
Corning, Inc.	39,100	1,299,293

Electronic Manufacturing Services (1.45%)
TE Connectivity, Ltd.	12,626	1,209,318

Hotels, Resorts & Cruise Lines (1.81%)
Royal Caribbean Cruises, Ltd.	12,500	1,515,125

Integrated Oil & Gas (1.36%)
TOTAL SA, Sponsored ADR	20,400	1,138,116

Integrated Telecommunication Services (0.97%)
BCE, Inc.	17,800	809,544

Investment Banking & Brokerage (1.91%)
Morgan Stanley	36,400	1,594,684

IT Consulting & Other Services (2.01%)
Infosys, Ltd., Sponsored ADR(c)	81,200	868,840
International Business Machines Corp.	5,900	813,610
		1,682,450
Life & Health Insurance (5.29%)
CNO Financial Group, Inc.	49,000	817,320
MetLife, Inc.	37,400	1,857,658
Prudential Financial, Inc.	17,300	1,747,300
		4,422,278
Managed Health Care (2.88%)
Anthem, Inc.	3,700	1,044,177
UnitedHealth Group, Inc.	5,600	1,366,456
		2,410,633
Multi-Utilities (2.73%)
Avista Corp.	33,300	1,485,180
CenterPoint Energy, Inc.	27,700	793,051
		2,278,231
Office Services & Supplies (1.75%)
Knoll, Inc.	63,600	1,461,528

Oil & Gas Exploration & Production (3.37%)
Cabot Oil & Gas Corp.	29,600	679,616
Cimarex Energy Co.	14,900	884,017
Diamondback Energy, Inc.	11,500	1,253,155
		2,816,788
Oil & Gas Refining & Marketing (2.48%)
Marathon Petroleum Corp.	19,800	1,106,424
Phillips 66	10,400	972,816
		2,079,240

	Shares or Principal Amount	Value
Paper Packaging (3.86%)
Avery Dennison Corp.	13,000	$1,503,840
International Paper Co.	17,300	749,436
Packaging Corp. of America	10,200	972,264
		3,225,540
Pharmaceuticals (5.60%)
Allergan PLC	10,300	1,724,529
Johnson & Johnson	9,800	1,364,944
Merck & Co., Inc.	19,100	1,601,535
		4,691,008
Property & Casualty Insurance (1.94%)
Axis Capital Holdings, Ltd.	27,200	1,622,480

Railroads (1.64%)
Union Pacific Corp.	8,100	1,369,791

Regional Banks (4.64%)
Fifth Third Bancorp	57,300	1,598,670
KeyCorp	61,900	1,098,725
Webster Financial Corp.	24,900	1,189,473
		3,886,868
Security & Alarm Services (0.92%)
ADT, Inc.(c)	126,300	772,956

Specialized REITs (1.42%)
Lamar Advertising Co., Class A	14,700	1,186,437

Systems Software (2.23%)
Microsoft Corp.	13,900	1,862,044

Tobacco (4.04%)
Altria Group, Inc.	25,700	1,216,895
British American Tobacco PLC, ADR	21,400	746,218
Philip Morris International, Inc.	18,000	1,413,540
		3,376,653
Trading Companies & Distributors (1.77%)
Aircastle, Ltd.	69,600	1,479,696

Trucking (1.82%)
Ryder System, Inc.	26,100	1,521,630

Total Common Stocks
(Cost $71,195,310)		74,949,325

Preferred Stocks (1.01%)
Property & Casualty Insurance (1.01%)
Argo Group US, Inc.
6.50%, 09/15/42	32,925	843,538

Total Preferred Stocks
(Cost $832,237)		843,538

	Shares or Principal Amount	Value
Closed-End Mutual Funds (1.46%)
BlackRock Income Trust, Inc.	12,184	$73,713
Duff & Phelps Utility and Corporate Bond Trust, Inc.	12,498	109,358
Nuveen High Income December 2019 Target Term Fund	20,000	197,400
Nuveen Mortgage Opportunity Term Fund	34,337	797,305
Pioneer Diversified High Income Trust	3,043	43,515

Total Closed-End Mutual Funds
(Cost $1,212,603)		1,221,291

	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.94%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.36%	789,375	789,375

Total Collateral for Securities on Loan
(Cost $789,375)		789,375

Total Investments (99.04%)
(Cost $79,041,113)		$82,826,561

Other Assets Less Liabilities (0.96%)		801,681

Net Assets (100.00%)		$83,628,242

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2019, these securities had a total aggregate market value of $1,967,473.
(b)	Non-income producing security.
(c)	All or a portion of the security was on loan as of June 30, 2019.

Sector Composition (June 30, 2019) (Unaudited)
Financials	23.22%
Industrials	18.85%
Consumer Discretionary	9.00%
Health Care	8.73%
Energy	7.81%
Information Technology	7.24%
Utilities	6.70%
Materials	5.56%
Consumer Staples	4.78%
Communication Services	3.09%
Real Estate	1.42%
Telecommunication Services	0.24%
96.64%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Diversified Banks	6.33%
Pharmaceuticals	5.60%
Life & Health Insurance	5.29%
Regional Banks	4.64%
Aerospace & Defense	4.55%
Tobacco	4.04%
Oil & Gas Exploration & Production	3.97%
Electric Utilities	3.97%
Paper Packaging	3.86%
Managed Health Care	3.13%
Property & Casualty Insurance	2.95%
Apparel, Accessories & Luxury Goods	2.90%
Multi-Utilities	2.73%
Oil & Gas Refining & Marketing	2.48%
Systems Software	2.23%
Building Products	2.18%
Consumer Finance	2.10%
IT Consulting & Other Services	2.01%
Construction Machinery & Heavy Trucks	1.99%
Investment Banking & Brokerage	1.91%
Trucking	1.82%
Hotels, Resorts & Cruise Lines	1.81%
Electrical Components & Equipment	1.78%
Trading Companies & Distributors	1.77%
Office Services & Supplies	1.75%
Railroads	1.64%
Electronic Components	1.55%
Electronic Manufacturing Services	1.45%
Specialized REITs	1.42%
Apparel Retail	1.42%
Auto Parts & Equipment	1.41%
Integrated Oil & Gas	1.36%
Diversified Chemicals	1.31%
Broadcasting	1.03%
Other Industries (each less than 1%)	6.26%
96.64%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

ICON Flexible Bond Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (69.56%)
Communication Services (6.91%)
Clear Channel International BV
8.75%, 12/15/20(a)	$2,025,000	$2,070,562
CSC Holdings LLC
10.88%, 10/15/25(a)	2,200,000	2,523,136
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	1,650,000	1,678,875
Walt Disney Co.
7.75%, 02/01/24(a)	3,000,000	3,640,036
		9,912,609
Consumer Discretionary (17.86%)
Brookfield Residential Properties, Inc.
6.50%, 12/15/20(a)	100,000	100,125
Foot Locker, Inc.
8.50%, 01/15/22	3,750,000	4,162,500
KB Home
7.63%, 05/15/23	400,000	447,000
Lear Corp.
5.25%, 01/15/25	2,750,000	2,853,210
M/I Homes, Inc.
6.75%, 01/15/21	1,316,000	1,337,385
Nexteer Automotive Group, Ltd.
5.88%, 11/15/21(a)	200,000	203,451
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/23(a)	282,000	296,156
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	4,650,000	4,801,125
Silversea Cruise Finance, Ltd.
7.25%, 02/01/25(a)	8,250,000	8,866,275
William Lyon Homes, Inc.
7.00%, 08/15/22	2,550,000	2,559,563
		25,626,790
Consumer Staples (3.73%)
Central Garden & Pet Co.
6.13%, 11/15/23	2,550,000	2,645,625
Conagra Brands, Inc.
7.13%, 10/01/26	1,150,000	1,387,031
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	1,280,000	1,320,204
		5,352,860
Energy (13.54%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	4,399,000	4,508,975
6.38%, 05/01/24	5,744,000	6,016,840
Antero Resources Corp.
5.38%, 11/01/21	1,200,000	1,185,000
	Shares or Principal Amount	Value
Energy (continued)
Continental Resources, Inc.
5.00%, 09/15/22	$6,750,000	$6,802,949
CVR Refining LLC / Coffeyville Finance, Inc.
6.50%, 11/01/22	900,000	917,550
		19,431,314
Financial (11.94%)
Catlin Insurance Co., Ltd.
3M US L + 2.975%, (a)(b)(c)(d)	850,000	824,500
Delphi Financial Group, Inc.
7.88%, 01/31/20	800,000	822,832
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00%, 08/01/20	545,000	545,981
International Lease Finance Corp.
8.25%, 12/15/20	1,852,000	1,997,745
Principal Financial Group, Inc.
3M US L + 3.044%, 05/15/55(b)(d)	7,610,000	7,537,172
Prudential Financial, Inc.
3M US L + 4.175%, 09/15/42(b)	3,850,000	4,075,187
VFH Parent LLC / Orchestra Co.-Issuer, Inc.
6.75%, 06/15/22(a)	500,000	518,085
Willis North America, Inc.
7.00%, 09/29/19	800,000	807,876
		17,129,378
Health Care (2.56%)
Bausch Health Cos., Inc.
7.00%, 03/15/24(a)	500,000	531,300
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	1,200,000	1,240,260
Horizon Pharma USA, Inc.
8.75%, 11/01/24(a)	800,000	858,240
Molina Healthcare, Inc.
5.38%, 11/15/22	1,000,000	1,040,000
		3,669,800
Industrials (5.87%)
Air Canada
7.75%, 04/15/21(a)	2,924,000	3,152,072
Fortress Transportation & Infrastructure Investors LLC
6.75%, 03/15/22(a)	1,100,000	1,142,625
Oshkosh Corp.
5.38%, 03/01/25	1,244,000	1,290,650
RR Donnelley & Sons Co.
7.88%, 03/15/21	309,000	315,180
TransDigm, Inc.
6.00%, 07/15/22	1,500,000	1,515,000

	Shares or Principal Amount	Value
Industrials (continued)
USG Corp.
5.50%, 03/01/25(a)	$1,000,000	$1,010,000
		8,425,527
Information Technology (1.34%)
Dell International LLC / EMC Corp.
7.13%, 06/15/24(a)	1,352,000	1,427,339
Nielsen Co. Luxembourg SARL
5.50%, 10/01/21(a)	500,000	501,875
		1,929,214
Materials (2.07%)
Century Aluminum Co.
7.50%, 06/01/21(a)	1,250,000	1,244,375
First Quantum Minerals, Ltd.
7.00%, 02/15/21(a)	667,000	680,340
Freeport-McMoRan, Inc.
6.88%, 02/15/23	1,000,000	1,052,500
		2,977,215
Real Estate (2.03%)
Newmark Group, Inc.
6.13%, 11/15/23	2,750,000	2,908,642

Telecommunication Services (0.96%)
Level 3 Parent LLC
5.75%, 12/01/22	1,372,000	1,384,005

Utilities (0.75%)
Vistra Energy Corp.
8.13%, 01/30/26(a)	1,000,000	1,077,500

Total Corporate Bonds
(Cost $99,170,851)		99,824,854

Asset-Backed Securities (2.37%)
SMB Private Education Loan Trust
Series 2014-A, Class C
4.50%, 11/15/25(a)(e)	3,500,000	3,396,244

Total Asset-Backed Securities
(Cost $3,380,360)		3,396,244

Preferred Stocks (6.69%)
Diversified Banks (0.95%)
Wells Fargo & Co., Series T 6.00%(c)	19,584	500,763
Wells Fargo & Co., Series V 6.00%(c)(d)	33,069	865,747
		1,366,510
Property & Casualty Insurance (5.23%)
Argo Group US, Inc.
6.50%, 09/15/42	292,776	7,500,921
	Shares or Principal Amount	Value
Wireline Telecommunications Services (0.51%)
Centaur Funding Corp.
9.08%, 04/21/20(a)	700	$735,000

Total Preferred Stocks
(Cost $9,481,664)		9,602,431

Convertible Preferred Stock (2.80%)
Office REITs (2.80%)
Equity Commonwealth, Series D 6.50%(c)	145,875	4,023,233

Total Convertible Preferred Stock
(Cost $3,822,495)		4,023,233

Closed-End Mutual Funds (9.39%)
BlackRock Income Trust, Inc.(d)	245,739	1,486,721
BlackRock Muni New York Intermediate Duration Fund, Inc.	93,410	1,337,631
BlackRock New York Municipal Bond Trust	74,460	1,100,519
BNY Mellon Municipal Income, Inc.	69,358	590,930
Duff & Phelps Utility and Corporate Bond Trust, Inc.(d)	194,821	1,704,684
Eaton Vance California Municipal Income Trust	107,670	1,332,954
Eaton Vance Municipal Bond Fund(d)	6,000	74,580
Neuberger Berman High Yield Strategies Fund, Inc.	34,981	409,278
Nuveen High Income December 2019 Target Term Fund	16,500	162,855
Nuveen Mortgage Opportunity Term Fund	165,890	3,851,966
Nuveen Mortgage Opportunity Term Fund 2	12,890	289,896
Nuveen New York Municipal Value Fund 2	48,956	700,560
Pioneer Diversified High Income Trust	30,930	442,299

Total Closed-End Mutual Funds
(Cost $13,288,007)		13,484,873

	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.44%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.36%	624,700	$624,700

Total Collateral for Securities on Loan
(Cost $624,700)		624,700

Total Investments (91.25%)
(Cost $129,768,077)		$130,956,335

Other Assets Less Liabilities (8.75%)		12,559,739

Net Assets (100.00%)		$143,516,074

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
REIT - Real Estate Investment Trust

LIBOR Rates:
3M US L - 3 Month LIBOR as of June 30, 2019 was 2.32%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2019, these securities had a total aggregate market value of $43,839,700.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2019 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	All or a portion of the security was on loan as of June 30, 2019.
(e)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at June 30, 2019 was $3,396,244, which represent 2.37% of the Fund’s net assets.

Credit Diversification (June 30, 2019) (Unaudited)
Baa2	14.34%
Baa3	10.40%
Ba2	7.61%
B1	6.87%
Ba1	6.37%
Ba3	5.02%
B3	4.68%
NR*	4.22%
B2	3.68%
Baa1	2.84%
A2	2.54%
BB+	2.03%
Caa1	1.34%
Total:	71.94%

Percentages are based upon corporate bond and asset-backed securities investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc where available, otherwise on Standard & Poor’s Financial Services LLC.

* NR - Not Rated

ICON Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.63%)
Aerospace & Defense (6.93%)
L3Harris Technologies, Inc.(a)	7,600	$1,437,388
Northrop Grumman Corp.	4,900	1,583,239
		3,020,627
Application Software (3.17%)
Adobe, Inc.(a)	4,700	1,384,855

Auto Parts & Equipment (2.53%)
Magna International, Inc.	22,200	1,103,340

Biotechnology (4.88%)
Alexion Pharmaceuticals, Inc.(a)	11,609	1,520,547
Vertex Pharmaceuticals, Inc.(a)	3,300	605,154
		2,125,701
Building Products (3.51%)
Masco Corp.	39,000	1,530,360

Construction Materials (6.34%)
Eagle Materials, Inc.	7,700	713,790
Martin Marietta Materials, Inc.	8,900	2,047,979
		2,761,769
Data Processing & Outsourced Services (5.32%)
Total System Services, Inc.	18,100	2,321,687

Diversified Banks (12.77%)
Bank of America Corp.	144,978	4,204,362
JPMorgan Chase & Co.	12,200	1,363,960
		5,568,322
Footwear (3.02%)
NIKE, Inc., Class B	15,700	1,318,015

General Merchandise Stores (5.07%)
Dollar General Corp.	7,700	1,040,732
Dollar Tree, Inc.(a)	10,900	1,170,551
		2,211,283
Home Improvement Retail (2.15%)
Home Depot, Inc.	4,500	935,865

Hotels, Resorts & Cruise Lines (3.20%)
Royal Caribbean Cruises, Ltd.	11,500	1,393,915

Internet & Direct Marketing Retail (2.65%)
Expedia, Inc.	8,687	1,155,632

Oil & Gas Equipment & Services (1.78%)
Baker Hughes a GE Co.	31,620	778,800

	Shares or Principal Amount	Value
Oil & Gas Exploration & Production (4.13%)
Diamondback Energy, Inc.	8,600	$937,142
Pioneer Natural Resources Co.	5,604	862,231
		1,799,373
Oil & Gas Refining & Marketing (2.02%)
Marathon Petroleum Corp.	15,800	882,904

Pharmaceuticals (2.09%)
Jazz Pharmaceuticals PLC(a)	6,400	912,384

Railroads (2.86%)
Canadian Pacific Railway, Ltd.	5,303	1,247,478

Regional Banks (10.30%)
KeyCorp	26,400	468,600
Signature Bank	16,600	2,005,944
SVB Financial Group(a)	9,000	2,021,310
		4,495,854
Semiconductors (10.97%)
NXP Semiconductors NV	12,900	1,259,169
Qorvo, Inc.(a)	20,300	1,352,183
Skyworks Solutions, Inc.	28,100	2,171,287
		4,782,639
Specialty Stores (2.94%)
Ulta Beauty, Inc.(a)	3,700	1,283,493

Total Common Stocks
(Cost $33,200,976)		43,014,296

Exchange Traded Funds (1.43%)
Direxion Daily S&P 500® Bull 3X(b)	12,168	624,827
Total Exchange Traded Funds
(Cost $377,896)		624,827

	Shares or Principal Amount	Value
Collateral for Securities on Loan (0.93%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.36%	403,966	$403,966

Total Collateral for Securities on Loan
(Cost $403,966)		403,966

Total Investments (100.99%)
(Cost $33,982,838)		$44,043,089

Liabilities Less Other Assets (-0.99%)		(430,192)

Net Assets (100.00%)		$43,612,897

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2019.

Sector Composition (June 30, 2019) (Unaudited)
Financials	23.07%
Consumer Discretionary	21.56%
Information Technology	19.46%
Industrials	13.30%
Energy	7.93%
Health Care	6.97%
Materials	6.34%
98.63%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Diversified Banks	12.77%
Semiconductors	10.97%
Regional Banks	10.30%
Aerospace & Defense	6.93%
Construction Materials	6.34%
Data Processing & Outsourced Services	5.32%
General Merchandise Stores	5.07%
Biotechnology	4.88%
Oil & Gas Exploration & Production	4.13%
Building Products	3.51%
Hotels, Resorts & Cruise Lines	3.20%
Application Software	3.17%
Footwear	3.02%
Specialty Stores	2.94%
Railroads	2.86%
Internet & Direct Marketing Retail	2.65%
Auto Parts & Equipment	2.53%
Home Improvement Retail	2.15%
Pharmaceuticals	2.09%
Oil & Gas Refining & Marketing	2.02%
Oil & Gas Equipment & Services	1.78%
98.63%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.43%)
Aerospace & Defense (2.25%)
L3Harris Technologies, Inc.(a)	2,300	$434,999

Air Freight & Logistics (3.48%)
FedEx Corp.	4,100	673,179

Auto Parts & Equipment (1.93%)
Magna International, Inc.	7,500	372,750

Biotechnology (1.04%)
Vertex Pharmaceuticals, Inc.(a)	1,100	201,718

Broadcasting (2.81%)
Discovery Communications, Inc., Class A(a)(b)	17,700	543,390

Building Products (3.88%)
Masco Corp.	19,100	749,484

Construction Materials (6.07%)
Eagle Materials, Inc.	6,700	621,090
Martin Marietta Materials, Inc.	2,400	552,264
		1,173,354
Data Processing & Outsourced Services (10.20%)
Euronet Worldwide, Inc.(a)	2,761	464,511
Mastercard, Inc., Class A	5,700	1,507,821
		1,972,332
Diversified Banks (8.81%)
Bank of America Corp.	40,200	1,165,800
JPMorgan Chase & Co.	4,800	536,640
		1,702,440
Footwear (3.34%)
NIKE, Inc., Class B	7,700	646,415

General Merchandise Stores (9.30%)
Dollar General Corp.	6,400	865,024
Dollar Tree, Inc.(a)	8,700	934,293
		1,799,317
Health Care Facilities (0.68%)
Universal Health Services, Inc., Class B	1,000	130,390

Hotels, Resorts & Cruise Lines (4.45%)
Royal Caribbean Cruises, Ltd.	7,100	860,591

Insurance Brokers (3.08%)
Arthur J Gallagher & Co.	6,800	595,612
	Shares or Principal Amount	Value
Oil & Gas Equipment & Services (2.36%)
Baker Hughes a GE Co.	18,502	$455,704

Oil & Gas Exploration & Production (3.76%)
Diamondback Energy, Inc.	2,400	261,528
Parsley Energy, Inc., Class A(a)	24,500	465,745
		727,273
Oil & Gas Refining & Marketing (2.17%)
Marathon Petroleum Corp.	7,500	419,100

Other Diversified Financial Services (4.66%)
Voya Financial, Inc.	16,300	901,390

Pharmaceuticals (1.18%)
Jazz Pharmaceuticals PLC(a)	1,600	228,096

Railroads (8.74%)
CSX Corp.	12,700	982,599
Kansas City Southern	5,800	706,556
		1,689,155
Regional Banks (8.76%)
Signature Bank	7,700	930,468
SVB Financial Group(a)	3,400	763,606
		1,694,074
Semiconductors (3.63%)
Qorvo, Inc.(a)	6,300	419,643
Skyworks Solutions, Inc.	3,656	282,499
		702,142
Trading Companies & Distributors (1.85%)
United Rentals, Inc.(a)	2,700	358,101

Total Common Stocks
(Cost $15,565,966)		19,031,006

Exchange Traded Funds (1.58%)
Direxion Daily S&P 500® Bull 3X(b)	5,926	304,300
Total Exchange Traded Funds
(Cost $184,041)		304,300

	Shares or Principal Amount	Value
Collateral for Securities on Loan (1.58%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.36%	305,189	$305,189

Total Collateral for Securities on Loan
(Cost $305,189)		305,189

Total Investments (101.59%)
(Cost $16,055,196)		$19,640,495

Liabilities Less Other Assets (-1.59%)		(306,607)

Net Assets (100.00%)		$19,333,888

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of June 30, 2019.

Sector Composition (June 30, 2019) (Unaudited)
Financials	25.31%
Industrials	20.20%
Consumer Discretionary	19.02%
Information Technology	13.83%
Energy	8.29%
Materials	6.07%
Health Care	2.90%
Communication Services	2.81%
98.43%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Data Processing & Outsourced Services	10.20%
General Merchandise Stores	9.30%
Diversified Banks	8.81%
Regional Banks	8.76%
Railroads	8.74%
Construction Materials	6.07%
Other Diversified Financial Services	4.66%
Hotels, Resorts & Cruise Lines	4.45%
Building Products	3.88%
Oil & Gas Exploration & Production	3.76%
Semiconductors	3.63%
Air Freight & Logistics	3.48%
Footwear	3.34%
Insurance Brokers	3.08%
Broadcasting	2.81%
Oil & Gas Equipment & Services	2.36%
Aerospace & Defense	2.25%
Oil & Gas Refining & Marketing	2.17%
Auto Parts & Equipment	1.93%
Trading Companies & Distributors	1.85%
Pharmaceuticals	1.18%
Biotechnology	1.04%
Health Care Facilities	0.68%
98.43%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (97.99%)
Air Freight & Logistics (3.21%)
Forward Air Corp.	9,200	$544,180

Application Software (2.61%)
Ebix, Inc.(a)	8,800	441,936

Building Products (11.06%)
Armstrong World Industries, Inc.	9,600	933,120
Continental Building Products, Inc.(b)	18,400	488,888
Patrick Industries, Inc.(b)	9,200	452,548
		1,874,556
Casinos & Gaming (3.05%)
Monarch Casino & Resort, Inc.(b)	12,100	517,154

Communications Equipment (1.59%)
Extreme Networks, Inc.(b)	41,600	269,152

Construction Machinery & Heavy Trucks (2.77%)
Alamo Group, Inc.	4,700	469,671

Electronic Manufacturing Services (3.27%)
Methode Electronics, Inc.	19,400	554,258

Homebuilding (9.81%)
KB Home	25,500	656,115
LGI Homes, Inc.(b)	14,100	1,007,163
		1,663,278
Homefurnishing Retail (4.24%)
Aaron’s, Inc.	11,700	718,497

Industrial Machinery (5.66%)
Albany International Corp., Class A	4,900	406,259
Altra Industrial Motion Corp.	15,400	552,552
		958,811
Leisure Products (5.79%)
Brunswick Corp.	12,600	578,214
MasterCraft Boat Holdings, Inc.(b)	20,600	403,554
		981,768
Office Services & Supplies (3.38%)
Herman Miller, Inc.	12,800	572,160

Oil & Gas Exploration & Production (2.71%)
Matador Resources Co.(a)(b)	10,800	214,704
Ring Energy, Inc.(b)	14,700	47,775
SM Energy Co.	6,000	75,120
SRC Energy, Inc.(b)	24,489	121,465
		459,064
	Shares or Principal Amount	Value
Oil & Gas Refining & Marketing (2.80%)
CVR Energy, Inc.	9,500	$474,905

Pharmaceuticals (1.62%)
Supernus Pharmaceuticals, Inc.(b)	8,300	274,647

Regional Banks (3.40%)
First Midwest Bancorp, Inc.	28,127	575,760

Semiconductor Equipment (3.12%)
Cabot Microelectronics Corp.	4,800	528,384

Semiconductors (5.93%)
Diodes, Inc.(b)	18,813	684,229
Mellanox Technologies, Ltd.(b)	2,900	320,943
		1,005,172
Specialty Chemicals (1.83%)
Ferro Corp.(b)	19,600	309,680

Specialty Stores (4.96%)
Five Below, Inc.(b)	7,000	840,140

Steel (2.09%)
Carpenter Technology Corp.	7,400	355,052

Technology Hardware, Storage & Peripherals (4.11%)
Super Micro Computer, Inc.(b)	36,000	696,600

Thrifts & Mortgage Finance (8.98%)
Axos Financial, Inc.(b)	28,600	779,350
Essent Group, Ltd.(b)	15,800	742,442
		1,521,792
Total Common Stocks
(Cost $16,023,325)		16,606,617

Exchange Traded Funds (1.40%)
Direxion Daily Small Cap Bull 3X Shares(a)	3,800	236,778

Total Exchange Traded Funds
(Cost $141,587)		236,778

	Shares or Principal Amount	Value
Collateral for Securities on Loan (1.34%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 2.36%	227,550	$227,550

Total Collateral for Securities on Loan
(Cost $227,550)		227,550

Total Investments (100.73%)
(Cost $16,392,462)		$17,070,945

Liabilities Less Other Assets (-0.73%)		(123,466)

Net Assets (100.00%)		$16,947,479

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of June 30, 2019.
(b)	Non-income producing security.

Sector Composition (June 30, 2019) (Unaudited)
Consumer Discretionary	27.85%
Industrials	26.08%
Information Technology	20.63%
Financials	12.38%
Energy	5.51%
Materials	3.92%
Health Care	1.62%
97.99%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Building Products	11.06%
Homebuilding	9.81%
Thrifts & Mortgage Finance	8.98%
Semiconductors	5.93%
Leisure Products	5.79%
Industrial Machinery	5.66%
Specialty Stores	4.96%
Homefurnishing Retail	4.24%
Technology Hardware, Storage & Peripherals	4.11%
Regional Banks	3.40%
Office Services & Supplies	3.38%
Electronic Manufacturing Services	3.27%
Air Freight & Logistics	3.21%
Semiconductor Equipment	3.12%
Casinos & Gaming	3.05%
Oil & Gas Refining & Marketing	2.80%
Construction Machinery & Heavy Trucks	2.77%
Oil & Gas Exploration & Production	2.71%
Application Software	2.61%
Steel	2.09%
Specialty Chemicals	1.83%
Pharmaceuticals	1.62%
Communications Equipment	1.59%
97.99%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Schedule of Investments

June 30, 2019 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (19.09%)
Communication Services (2.34%)
Clear Channel International BV
8.75%, 12/15/20(a)	$225,000	$230,062
CSC Holdings LLC
10.88%, 10/15/25(a)	200,000	229,376
Lee Enterprises, Inc.
9.50%, 03/15/22(a)	200,000	203,500
		662,938
Consumer Discretionary (4.98%)
Foot Locker, Inc.
8.50%, 01/15/22	150,000	166,500
Lear Corp.
5.25%, 01/15/25	300,000	311,259
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	400,000	413,000
Silversea Cruise Finance, Ltd.
7.25%, 02/01/25(a)	250,000	268,675
William Lyon Homes, Inc.
7.00%, 08/15/22	250,000	250,938
		1,410,372
Consumer Staples (1.70%)
Central Garden & Pet Co.
6.13%, 11/15/23	260,000	269,750
Conagra Brands, Inc.
7.13%, 10/01/26	175,000	211,070
		480,820
Energy (3.97%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp.
6.25%, 10/15/22	314,000	321,850
6.38%, 05/01/24	400,000	419,000
Continental Resources, Inc.
5.00%, 09/15/22	380,000	382,981
		1,123,831
Financial (3.04%)
Catlin Insurance Co., Ltd.
3M US L + 2.975%, (a)(b)(c)	150,000	145,500
Principal Financial Group, Inc.
3M US L + 3.044%, 05/15/55(b)	250,000	247,607
Prudential Financial, Inc.
3M US L + 4.175%, 09/15/42(b)	250,000	264,623
Willis North America, Inc.
7.00%, 09/29/19	200,000	201,969
		859,699
Health Care (1.11%)
Bausch Health Cos., Inc.
7.00%, 03/15/24(a)	100,000	106,260
	Shares or Principal Amount	Value
Health Care (continued)
Hill-Rom Holdings, Inc.
5.75%, 09/01/23(a)	$100,000	$103,355
Molina Healthcare, Inc.
5.38%, 11/15/22	100,000	104,000
		313,615
Industrials (0.62%)
USG Corp.
5.50%, 03/01/25(a)	175,000	176,750

Materials (0.40%)
Teck Resources, Ltd.
6.13%, 10/01/35(a)	100,000	113,830

Real Estate (0.93%)
Newmark Group, Inc.
6.13%, 11/15/23	250,000	264,422

Total Corporate Bonds
(Cost $5,367,609)		5,406,277

Asset-Backed Securities (0.86%)
SMB Private Education Loan Trust
Series 2014-A, Class C
4.50%, 11/15/25(a)(d)	250,000	242,589

Total Asset-Backed Securities
(Cost $241,454)		242,589

Common Stocks (67.85%)
Aerospace & Defense (4.36%)
Northrop Grumman Corp.	2,100	678,531
Raytheon Co.	3,200	556,416
		1,234,947
Automotive Retail (1.60%)
AutoZone, Inc.(e)	412	452,982

Biotechnology (1.17%)
AbbVie, Inc.	4,561	331,676

Building Products (5.84%)
AO Smith Corp.	10,707	504,942
Fortune Brands Home & Security, Inc.	11,300	645,569
Masco Corp.	12,846	504,077
		1,654,588
Construction Materials (1.41%)
Eagle Materials, Inc.	4,318	400,279

	Shares or Principal Amount	Value
Data Processing & Outsourced Services (6.28%)
Mastercard, Inc., Class A	3,729	$986,432
Visa, Inc., Class A	4,567	792,603
		1,779,035
Diversified Banks (4.90%)
Bank of America Corp.	23,362	677,498
JPMorgan Chase & Co.	6,353	710,265
		1,387,763
Footwear (2.25%)
NIKE, Inc., Class B	7,600	638,020

Health Care Services (1.25%)
Cigna Corp.	2,253	354,960

Homebuilding (1.67%)
DR Horton, Inc.	10,994	474,171

Hotels, Resorts & Cruise Lines (2.85%)
Marriott Vacations Worldwide Corp.	2,800	269,920
Royal Caribbean Cruises, Ltd.	4,438	537,930
		807,850
Interactive Media & Services (2.55%)
Alphabet, Inc., Class C(e)	254	274,551
Facebook, Inc., Class A(e)	2,323	448,339
		722,890
Internet & Direct Marketing Retail (2.51%)
eBay, Inc.	18,000	711,000

Leisure Products (1.24%)
Brunswick Corp.	7,657	351,380

Life & Health Insurance (4.89%)
Lincoln National Corp.	12,700	818,515
Prudential Financial, Inc.	5,600	565,600
		1,384,115
Life Sciences Tools & Services (4.57%)
PerkinElmer, Inc.	5,812	559,928
PRA Health Sciences, Inc.(e)	2,644	262,153
Thermo Fisher Scientific, Inc.	1,605	471,356
		1,293,437
Oil & Gas Exploration & Production (2.55%)
Cimarex Energy Co.	3,100	183,923
Diamondback Energy, Inc.	3,023	329,416
SRC Energy, Inc.(e)	42,030	208,469
		721,808
Oil & Gas Refining & Marketing (1.02%)
Marathon Petroleum Corp.	5,146	287,558

Paper Packaging (4.98%)
Graphic Packaging Holding Co.	25,667	358,825
International Paper Co.	11,900	515,508
Packaging Corp. of America	5,600	533,792
		1,408,125
	Shares or Principal Amount	Value
Railroads (3.53%)
Canadian Pacific Railway, Ltd.	2,000	$470,480
Union Pacific Corp.	3,129	529,145
		999,625
Regional Banks (5.05%)
KeyCorp	21,031	373,300
Signature Bank	4,102	495,686
SVB Financial Group(e)	2,500	561,475
		1,430,461
Trading Companies & Distributors (1.38%)
Air Lease Corp.	9,485	392,110

Total Common Stocks
(Cost $17,131,227)		19,218,780

Preferred Stocks (1.17%)
Property & Casualty Insurance (0.80%)
Argo Group US, Inc.
6.50%, 09/15/42	8,816	225,866

Wireline Telecommunications Services (0.37%)
Centaur Funding Corp.
9.08%, 04/21/20(a)	100	105,000

Total Preferred Stocks
(Cost $328,727)		330,866

Closed-End Mutual Funds (5.44%)
BlackRock Enhanced Government Fund, Inc.	5,700	74,442
BlackRock Income Trust, Inc.	28,057	169,745
BlackRock Muni New York Intermediate Duration Fund, Inc.	5,798	83,027
BlackRock New York Municipal Bond Trust	5,000	73,900
BNY Mellon Municipal Income, Inc.	10,981	93,558
Duff & Phelps Utility and Corporate Bond Trust, Inc.	27,105	237,169
Eaton Vance California Municipal Income Trust	18,630	230,640
Nuveen Mortgage Opportunity Term Fund	17,338	402,588
Nuveen Mortgage Opportunity Term Fund 2	2,000	44,980
Nuveen New York Municipal Value Fund 2	3,677	52,618
Pioneer Diversified High Income Trust	5,500	78,650

Total Closed-End Mutual Funds
(Cost $1,521,076)		1,541,317

Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Purchased Put Options (0.02%)
S&P 500® Index
08/16/19, 2,675, $1,470,880	5	$5,025
Total Purchased Put Options
(Cost $25,862)		5,025

Total Investments (94.43%)
(Cost $24,615,955)		$26,744,854

Other Assets Less Liabilities (5.57%)		1,578,129

Net Assets (100.00%)		$28,322,983

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

LIBOR Rates:

3M US L - 3 Month LIBOR as of June 30, 2019 was 2.32%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of June 30, 2019, these securities had a total aggregate market value of $2,337,897.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of June 30, 2019 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at June 30, 2019 was $242,589, which represent 0.86% of the Fund’s net assets.
(e)	Non-income producing security.

Sector Composition (June 30, 2019) (Unaudited)
Financials	18.68%
Consumer Discretionary	17.10%
Industrials	15.73%
Health Care	8.10%
Energy	7.54%
Materials	6.79%
Information Technology	6.28%
Communication Services	5.26%
Consumer Staples	1.70%
Real Estate	0.93%
88.11%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

Industry Composition (June 30, 2019) (Unaudited)
Life & Health Insurance	6.71%
Building Products	6.46%
Data Processing & Outsourced Services	6.28%
Regional Banks	5.05%
Paper Packaging	4.98%
Diversified Banks	4.90%
Life Sciences Tools & Services	4.57%
Aerospace & Defense	4.36%
Oil & Gas Exploration & Production	3.90%
Railroads	3.53%
Hotels, Resorts & Cruise Lines	2.85%
Pipeline	2.62%
Homebuilding	2.55%
Interactive Media & Services	2.55%
Internet & Direct Marketing Retail	2.51%
Footwear	2.25%
Property & Casualty Insurance	2.02%
Automotive Retail	1.60%
Publishing	1.53%
Retail	1.46%
Construction Materials	1.41%
Trading Companies & Distributors	1.38%
Health Care Services	1.25%
Leisure Products	1.24%
Biotechnology	1.17%
Auto Parts & Equipment	1.10%
Oil & Gas Refining & Marketing	1.02%
Other Industries (each less than 1%)	6.86%
88.11%

Percentages are based upon corporate bonds, common stocks, and preferred stocks as a percentage of net assets.

Credit Diversification (June 30, 2019) (Unaudited)
Baa3	4.48%
Baa2	2.92%
Ba2	2.42%
NR*	1.99%
B2	1.97%
B3	1.62%
Ba1	1.35%
B1	0.95%
Baa1	0.93%
BB+	0.93%
Ba3	0.36%
Total:	19.92%

Percentages are based upon corporate bond and asset-backed securities investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

* NR - Not Rated

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company and is authorized to issue an unlimited number of no par shares. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows: ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Flexible Bond Fund (“Flexible Bond Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”).

Each Fund, with the exception of the Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Utilities Fund and Opportunities Fund offer three classes of shares: Class S, Class C, and Class A. The Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer two classes of shares: Class S and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

Additionally, the Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in medium- and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds may also be less liquid (more difficult to sell) than equities and higher credit bonds. Reduced liquidity may adversely affect the market price of, and ability of a Fund to value and sell particular securities at certain times, thereby making it difficult to make specific valuation determinations.

The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligation or “CMO”), and in other types of mortgage-related or asset-backed securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in options; selling/writing options involves certain risks, such as limiting gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets.

The Funds may invest in small- and mid-cap securities. The risks associated with small- and mid-cap investing, include limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of June 30, 2019, the Consumer Staples Fund has a significant weighting in the Packaged Foods & Meats industry, the Energy Fund has a significant weighting in the Integrated Oil & Gas industry and the Oil & Gas Exploration & Production industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Healthcare Fund has a significant weighting in the Pharmaceuticals industry and the Managed Health Care industry, the Industrials Fund has a significant weighting in the Aerospace & Defense industry, the Information Technology Fund has a significant weighting in the Data Processing & Outsourced Services industry, the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry, the Emerging Markets Fund has a significant weighting in the Diversified Banks industry and Financials sector, the Long/Short Fund has a significant weighting in the Financials sector, the Opportunities Fund has a significant weighting in the Consumer Discretionary sector and the Industrials sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Valuation Committee determines that use of another valuation methodology is appropriate. The purpose of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical securities.
Level 2	—	significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).
Level 3	—	significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments based on the inputs used to determine their values on June 30, 2019:

ICON Consumer Discretionary Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$20,500,242	$—	$—	$20,500,242
Total	$20,500,242	$—	$—	$20,500,242

ICON Consumer Staples Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$11,775,614	$—	$—	$11,775,614
Collateral for Securities on Loan	—	645,050	—	645,050
Total	$11,775,614	$645,050	$—	$12,420,664

ICON Energy Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$116,250,652	$—	$—	$116,250,652
Total	$116,250,652	$—	$—	$116,250,652

ICON Financial Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$37,653,883	$—	$—	$37,653,883
Total	$37,653,883	$—	$—	$37,653,883

ICON Healthcare Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$64,493,490	$—	$—	$64,493,490
Total	$64,493,490	$—	$—	$64,493,490

ICON Industrials Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$12,363,276	$—	$—	$12,363,276
Total	$12,363,276	$—	$—	$12,363,276

ICON Information Technology Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$57,297,395	$—	$—	$57,297,395
Total	$57,297,395	$—	$—	$57,297,395

ICON Natural Resources Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Paper Packaging	$3,344,904	$567,432	$—	$3,912,336
Paper Products	1,876,511	614,524	—	2,491,035
Other	50,882,450	—	—	50,882,450
Total	$56,103,865	$1,181,956	$—	$57,285,821

ICON Utilities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$44,881,500	$—	$—	$44,881,500
Total	$44,881,500	$—	$—	$44,881,500

ICON Emerging Markets Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified Banks	$2,472,047	$9,050,914	$—	$11,522,961
Independent Power Producers & Energy Traders	996,169	436,145	—	1,432,314
Integrated Oil & Gas	1,304,028	3,425,657	—	4,729,685
Interactive Media & Services	2,169,273	1,427,077	—	3,596,350
Internet & Direct Marketing Retail	2,372,735	484,101	—	2,856,836
Real Estate Development	836,153	515,392	—	1,351,545
Other	5,638,356	12,888,475	—	18,526,831
Preferred Stocks	1,090,509	—	—	1,090,509
Exchange Traded Funds	4,567,077	—	—	4,567,077
Collateral for Securities on Loan	—	84,350	—	84,350
Total	$21,446,347	$28,312,111	$—	$49,758,458

ICON International Equity Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Commodity Chemicals	$361,947	$202,672	$—	$564,619
Diversified Banks	1,146,833	3,996,977	—	5,143,810
Independent Power Producers & Energy Traders	551,072	474,638	—	1,025,710
Integrated Oil & Gas	342,583	3,819,329	—	4,161,912
Interactive Media & Services	296,960	316,676	—	613,636
Oil & Gas Exploration & Production	1,501,622	160,190	—	1,661,812
Pharmaceuticals	595,335	1,152,934	—	1,748,269
Regional Banks	339,976	113,004	—	452,980
Other	2,368,959	14,757,497	—	17,126,456
Exchange Traded Funds	1,330,049	—	—	1,330,049
Total	$8,835,336	$24,993,917	$—	$33,829,253

ICON Equity Income Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$5,023,032	$—	$5,023,032
Common Stocks	74,949,325	—	—	74,949,325
Preferred Stocks	843,538	—	—	843,538
Closed-End Mutual Funds	1,221,291	—	—	1,221,291
Collateral for Securities on Loan	—	789,375	—	789,375
Total	$77,014,154	$5,812,407	$—	$82,826,561

ICON Flexible Bond Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$99,824,854	$—	$99,824,854
Asset-Backed Securities	—	3,396,244	—	3,396,244
Convertible Preferred Stock	4,023,233	—	—	4,023,233
Common Stocks	—	—	—	—
Preferred Stocks	9,602,431	—	—	9,602,431
Closed-End Mutual Funds	13,484,873	—	—	13,484,873
Collateral for Securities on Loan	—	624,700	—	624,700
Total	$27,110,537	$103,845,798	$—	$130,956,335

ICON Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$43,014,296	$—	$—	$43,014,296
Exchange Traded Funds	624,827	—	—	624,827
Collateral for Securities on Loan	—	403,966	—	403,966
Total	$43,639,123	$403,966	$—	$44,043,089

ICON Long/Short Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$19,031,006	$—	$—	$19,031,006
Exchange Traded Funds	304,300	—	—	304,300
Collateral for Securities on Loan	—	305,189	—	305,189
Total	$19,335,306	$305,189	$—	$19,640,495

ICON Opportunities Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$16,606,617	$—	$—	$16,606,617
Exchange Traded Funds	236,778	—	—	236,778
Collateral for Securities on Loan	—	227,550	—	227,550
Total	$16,843,395	$227,550	$—	$17,070,945

ICON Risk-Managed Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$5,406,277	$—	$5,406,277
Asset-Backed Securities	—	242,589	—	242,589
Common Stocks	19,218,780	—	—	19,218,780
Preferred Stocks	330,866	—	—	330,866
Closed-End Mutual Funds	1,541,317	—	—	1,541,317
Purchased Put Options	5,025	—	—	5,025
Total	$21,095,988	$5,648,866	$—	$26,744,854

* Please refer to the Schedule of Investments and the Sector/Industry Classification, Country Composition and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at June 30, 2019.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At June 30, 2019 and for the period then ended, no Funds had outstanding forward foreign currency contracts.

Options Transactions

The Funds’ use of derivatives for the period ended June 30, 2019 was limited to purchased options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

For the period ended June 30, 2019, the Energy Fund, Equity Income Fund and the Risk-Managed Balanced Fund engaged in purchased put option transactions. The Energy Fund also engaged in purchased call option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion. Each of the other Funds may engage in short sales on securities the Fund owns or has the right to obtain.

Short sales involve market risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Funds’ custodian. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use, if any, are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. For the period ended June 30, 2019, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Collateral is received in exchange for securities on loan in the amount of at least 102% of the value of the U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by assets that generally exceed the value of the securities on loan. Collateral may consist of cash or securities issued or guaranteed by the United States government or its agencies or instrumentalities. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of cash collateral. The State Street Navigator Securities Lending Government Money Market Portfolio is a Government Money Market Portfolio designed to provide continuous daily liquidity. Non-Cash collateral received consists of securities issued or guaranteed by the United States government or its agencies or instrumentalities with remaining maturities ranging from overnight to 30 years. Non-cash collateral is not disclosed on the Funds’ Schedules of Investments as the Funds do not have the ability to re-hypothecate these securities.

Security loans consist of equity securities and generally do not have a stated maturity date. The Funds may recall a loaned security at any time.

For the period ended June 30, 2019, the following Funds had securities with the following values on loan:

	Market Value of Securities on Loan	Market Value of Cash Collateral Received	Market Value of Non-Cash Collateral Received	Total Collateral Received	Net Collateral Due To/(From) Counterparty
ICON Consumer Discretionary Fund	$1,007,163	$—	$1,015,200	$1,015,200	$8,037
ICON Consumer Staples Fund	2,148,309	645,050	1,533,716	2,178,766	30,457
ICON Energy Fund	5,687,763	—	5,670,623	5,670,623	(17,140)
ICON Financial Fund	203,220	—	208,500	208,500	5,280
ICON Healthcare Fund	654,661	—	675,211	675,211	20,550
ICON Information Technology Fund	2,493,392	—	2,489,300	2,489,300	(4,092)
ICON Utilities Fund	1,645,800	—	1,653,600	1,653,600	7,800
ICON Emerging Markets Fund	84,496	84,350	—	84,350	854
ICON International Equity Fund	194,632	—	199,185	199,185	4,553
ICON Equity Income Fund	1,641,796	789,375	893,200	1,685,575	40,779
ICON Flexible Bond Fund	2,598,497	624,700	2,032,475	2,657,175	58,678
ICON Fund	582,514	403,966	180,250	584,216	1,702
ICON Long/Short Fund	847,690	305,189	539,850	845,039	(2,651)
ICON Opportunities Fund	887,187	227,550	646,200	873,750	(13,437)

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Flexible Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund, Utilities Fund and the Risk-Managed Balanced

Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Borrowings

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $30 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of June 30, 2019, was 3.68%. The Line of Credit agreement/arrangement expires on March 17, 2020.

As of June 30, 2019, the following Funds had outstanding borrowings:

Fund	Amount
ICON Emerging Markets Fund	$866,061
ICON Fund	51,367
ICON Information Technology Fund	32,573
ICON Long/Short Fund	74,021

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management has eliminated and modified disclosures and is currently evaluating the impact of the remaining ASU.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date August 20, 2019

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Principal Financial Officer and Treasurer
(Principal Financial Officer and Treasurer)

Date August 20, 2019

*	Print the name and title of each signing officer under his or her signature.